Non-cash, Pre-tax, Goodwill Impairment Charges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Nov. 01, 2009	Jan. 31, 2010		Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Feb. 01, 2009
Goodwill [Line Items]
Beginning Goodwill		$ 3,373	[1]
Impairment Charges	(224)	(224)	[1]
Remaining Goodwill		3,149	[1]	3,279	3,151	3,150	3,368
Water Works
Goodwill [Line Items]
Remaining Goodwill					1,052	1,040
Utilities
Goodwill [Line Items]
Remaining Goodwill					186	197
Repair And Remodel
Goodwill [Line Items]
Remaining Goodwill					95	95
Industrial Pipes Valves And Fittings
Goodwill [Line Items]
Beginning Goodwill		6
Impairment Charges		(6)
Segment, Continuing Operations
Goodwill [Line Items]
Beginning Goodwill		3,367	[1]
Impairment Charges		(219)	[1]
Remaining Goodwill		3,149	[1]
Segment, Continuing Operations | Water Works
Goodwill [Line Items]
Beginning Goodwill		1,174
Impairment Charges		(134)
Remaining Goodwill		1,040
Segment, Continuing Operations | Utilities
Goodwill [Line Items]
Beginning Goodwill		250
Impairment Charges		(54)
Remaining Goodwill		196
Segment, Continuing Operations | Repair And Remodel
Goodwill [Line Items]
Beginning Goodwill		125
Impairment Charges		(30)
Remaining Goodwill		95
Segment, Continuing Operations | Other
Goodwill [Line Items]
Beginning Goodwill		1,818
Impairment Charges
Remaining Goodwill		$ 1,818

[1]	Does not sum due to rounding